Note 4 - Property Option Agreement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2015
Details
Share issuance on equity method investment	1,000,000	2,000,000
Cash payment on equity method investment	$ 1,000,000	$ 300,000
Payments to Acquire Equity Method Investments		$ 1,500,000